Shareholder Report, Average Annual Return (Details) 74300185600_Franklin Multi-Asset Income Fund_Class P_TSR Annual {Class P}		12 Months Ended	60 Months Ended	80 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Class P
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
Average Annual Return, Percent		9.78%	4.72%	5.73%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.89%	(0.29%)	0.77%
Franklin Multi-Asset Income Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Franklin Multi-Asset Income Blended Benchmark†
Average Annual Return, Percent	[1]	7.55%	4.01%	5.24%

[1]
†	The Franklin Multi-Asset Income Blended Benchmark is comprised of 43.5% Bloomberg U.S. Aggregate Index, 21.5% Russell 3000 Index, 18.5% Bloomberg U.S. Corporate High Yield Index, 11% Bloomberg Global Aggregate ex-USD Index Hedged USD, and 5.5% MSCI ACWI ex USA Index-NR.